Discontinued Operations (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Summary Of Future Minimum Lease Payments And Amortization Expense

		Future
Year Ending December 31,	Future Rentals	Amortization
2013	$792,000	$177,334
2014	792,000	177,334
2015	851,400	177,334
2016	871,200	177,334
2017	871,200	177,334
Thereafter	54,987,871	6,789,023
	$59,165,671	$7,675,693

		Future
Year Ending December 31,	Future Rentals	Amortization
2013	$792,000	$177,334
2014	792,000	177,334
2015	851,400	177,334
2016	871,200	177,334
2017	871,200	177,334
Thereafter	54,987,871	6,789,023
	$59,165,671	$7,675,693

Income Statement And Balance Sheet Disclosures Of Discontinued Operations

The following is a summary of results of operations of the properties classified as discontinued operations for the periods presented:

	Year Ended December 31,
	2012	2011

Rental and other property revenues	$11,820,049	$6,318,490
Gain from sale of rental property	$2,182,413	$-
Loss from discontinued operations	$(4,103)	$(2,568,716)

The following is a summary of the principal components of the Company’s assets and liabilities of discontinued operations:

	December 31, 2012	December 31, 2011
Operating properties held for sale	$58,638,227	$85,853,449
Other assets	2,270,906	3,456,135
Assets held for sale	$60,909,133	$89,309,584

Property indebtedness	$39,481,392	$58,738,530
Other liabilities	13,679,859	9,250,438
Liabilities related to assets held for sale	$53,161,251	$67,988,968

The following is a summary of results of operations of the properties classified as discontinued operations for the periods presented:

	Year Ended December 31,
	2012	2011

Rental and other property revenues	$11,820,049	$6,318,490
Gain from sale of rental property	$2,182,413	$-
Loss from discontinued operations	$(4,103)	$(2,568,716)

The following is a summary of the principal components of the Company’s assets and liabilities of discontinued operations:

	December 31, 2012	December 31, 2011
Operating properties held for sale	$58,638,227	$85,853,449
Other assets	2,270,906	3,456,135
Assets held for sale	$60,909,133	$89,309,584

Property indebtedness	$39,481,392	$58,738,530
Other liabilities	13,679,859	9,250,438
Liabilities related to assets held for sale	$53,161,251	$67,988,968